BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	12 Months Ended
	Aug. 31, 2023 CAD_USD Rand_USD	Aug. 31, 2022 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Year-end rate | Rand_USD	18.8507	17.076
Year average rate | Rand_USD	18.07	15.5782
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Year-end rate | CAD_USD	1.3531	1.3111
Year average rate | CAD_USD	1.3469	1.272